SEGMENT AND GEOGRAPHIC INFORMATION (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Online degree programs CNY	Dec. 31, 2012 Online degree programs CNY	Dec. 31, 2011 Online degree programs CNY	Dec. 31, 2013 Online tutoring programs CNY	Dec. 31, 2012 Online tutoring programs CNY	Dec. 31, 2011 Online tutoring programs CNY	Dec. 31, 2013 Private primary and secondary schools CNY	Dec. 31, 2012 Private primary and secondary schools CNY	Dec. 31, 2011 Private primary and secondary schools CNY	Dec. 31, 2013 International and elite curriculum programs CNY	Dec. 31, 2012 International and elite curriculum programs CNY	Dec. 31, 2011 International and elite curriculum programs CNY
SEGMENT AND GEOGRAPHIC INFORMATION
Net revenue	$ 90,513	547,940	488,322	435,859	438,375	393,343	347,107	31,312	25,266	25,755	68,747	59,937	49,653	9,506	9,776	13,344
Cost of revenue	34,855	210,999	202,109	185,604	147,597	137,689	124,242	10,829	11,861	9,107	46,945	42,713	36,127	5,628	9,846	16,128
Gross profit (loss)	$ 55,658	336,941	286,213	250,255	290,778	255,654	222,865	20,483	13,405	16,648	21,802	17,224	13,526	3,878	(70)	(2,784)